Provisions - Additional Information (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2020 JPY (¥) year	Mar. 31, 2019 JPY (¥)		Mar. 31, 2018 JPY (¥)
Provisions [abstract]
Current portion of provision	¥ 405,245	¥ 388,722	[1]	¥ 132,781
Non-current portion of provision	¥ 37,605	33,762	[1]	28,042
Schedule Of Restructuring And Related Costs [Line Items]
Restructuring - term of payments | year	3
Expense of restructuring activities	¥ 130,370	81,520		¥ 30,130
Rebates payable	213,189	¥ 213,978
Personnel costs
Schedule Of Restructuring And Related Costs [Line Items]
Expense of restructuring activities	¥ 28,140

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.